Credit risk (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of credit risk exposure [abstract]
Disclosure of loans and advances at amortised cost by product

		Stage 2
As at 30.06.26	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1,2]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,366	212	1	66	279	229	4,874
Retail credit cards	19,041	2,335	230	215	2,780	1,814	23,635
Retail other	3,912	335	91	84	510	167	4,589
Corporate loans	116,622	7,755	84	149	7,988	2,526	127,136
Total loans and advances at amortised cost	143,941	10,637	406	514	11,557	4,736	160,234
Debt securities at amortised cost	55,419	1,176	—	—	1,176	—	56,595
Total loans and advances at amortised cost including debt securities	199,360	11,813	406	514	12,733	4,736	216,829

Impairment allowance
Retail mortgages	8	1	—	—	1	28	37
Retail credit cards	412	541	99	145	785	1,450	2,647
Retail other	8	4	1	1	6	18	32
Corporate loans	144	222	9	8	239	705	1,088
Total loans and advances at amortised cost	572	768	109	154	1,031	2,201	3,804
Debt securities at amortised cost	7	9	—	—	9	—	16
Total loans and advances at amortised cost including debt securities	579	777	109	154	1,040	2,201	3,820

Net exposure
Retail mortgages	4,358	211	1	66	278	201	4,837
Retail credit cards	18,629	1,794	131	70	1,995	364	20,988
Retail other	3,904	331	90	83	504	149	4,557
Corporate loans	116,478	7,533	75	141	7,749	1,821	126,048
Total loans and advances at amortised cost	143,369	9,869	297	360	10,526	2,535	156,430
Debt securities at amortised cost	55,412	1,167	—	—	1,167	—	56,579
Total loans and advances at amortised cost including debt securities	198,781	11,036	297	360	11,693	2,535	213,009

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	0.5	—	—	0.4	12.2	0.8
Retail credit cards	2.2	23.2	43.0	67.4	28.2	79.9	11.2
Retail other	0.2	1.2	1.1	1.2	1.2	10.8	0.7
Corporate loans	0.1	2.9	10.7	5.4	3.0	27.9	0.9
Total loans and advances at amortised cost	0.4	7.2	26.8	30.0	8.9	46.5	2.4
Debt securities at amortised cost	—	0.8	—	—	0.8	—	—
Total loans and advances at amortised cost including debt securities	0.3	6.6	26.8	30.0	8.2	46.5	1.8

1Loan commitments and financial guarantee contracts have total impairment allowance of £410m.
2Excludes other financial assets subject to impairment comprising of cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £246.1bn and an impairment allowance of £147m. This comprises £16m impairment allowance on £245.2bn Stage 1 exposure,
£10m on £0.8bn Stage 2 exposure and £121m on £124m Stage 3 exposure.

		Stage 2
As at 31.12.25	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1,2]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Retail mortgages	4,674	34	1	101	136	175	4,985
Retail credit cards	18,801	2,022	238	276	2,536	1,776	23,113
Retail other	3,788	80	123	62	265	107	4,160
Corporate loans	111,629	7,941	60	155	8,156	2,360	122,145
Total loans and advances at amortised cost	138,892	10,077	422	594	11,093	4,418	154,403
Debt securities at amortised cost	54,801	371	—	—	371	—	55,172
Total loans and advances at amortised cost including debt securities	193,693	10,448	422	594	11,464	4,418	209,575

Impairment allowance
Retail mortgages	9	—	—	—	—	24	33
Retail credit cards	395	508	105	183	796	1,395	2,586
Retail other	7	3	1	1	5	20	32
Corporate loans	141	219	6	10	235	590	966
Total loans and advances at amortised cost	552	730	112	194	1,036	2,029	3,617
Debt securities at amortised cost	10	9	—	—	9	—	19
Total loans and advances at amortised cost including debt securities	562	739	112	194	1,045	2,029	3,636

Net exposure
Retail mortgages	4,665	34	1	101	136	151	4,952
Retail credit cards	18,406	1,514	133	93	1,740	381	20,527
Retail other	3,781	77	122	61	260	87	4,128
Corporate loans	111,488	7,722	54	145	7,921	1,770	121,179
Total loans and advances at amortised cost	138,340	9,347	310	400	10,057	2,389	150,786
Debt securities at amortised cost	54,791	362	—	—	362	—	55,153
Total loans and advances at amortised cost including debt securities	193,131	9,709	310	400	10,419	2,389	205,939

Coverage ratio	%	%	%	%	%	%	%
Retail mortgages	0.2	—	—	—	—	13.7	0.7
Retail credit cards	2.1	25.1	44.1	66.3	31.4	78.5	11.2
Retail other	0.2	3.8	0.8	1.6	1.9	18.7	0.8
Corporate loans	0.1	2.8	10.0	6.5	2.9	25.0	0.8
Total loans and advances at amortised cost	0.4	7.2	26.5	32.7	9.3	45.9	2.3
Debt securities at amortised cost	—	2.4	—	—	2.4	—	—
Total loans and advances at amortised cost including debt securities	0.3	7.1	26.5	32.7	9.1	45.9	1.7
1Loan commitments and financial guarantee contracts have total impairment allowance of £398m.
2Excludes other financial assets subject to impairment comprising of cash collateral and settlement balances, reverse repurchase agreements and other similar secured lending, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £186.1bn and an impairment allowance of £145m. This comprises £17m impairment allowance on £184.4bn Stage 1 exposure, £8m on £1.6bn Stage 2 exposure and £120m on £123m Stage 3 exposure.
Disclosure of movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees	The following tables present a reconciliation of the opening to the closing balance of the gross exposure and impairment allowance.
Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the period. 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes' includes additional drawdowns and partial repayments from existing facilities. Additionally, the tables below do not include other financial assets subject to impairment such as debt securities at amortised cost, reverse repurchase agreements and other similar secured lending, cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets.
The movements in gross exposures and expected credit losses (ECL) are measured over a six-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail mortgages
As at 01.01.26	4,674	9	136	—	175	24	4,985	33
Transfers from Stage 1 to Stage 2	(252)	—	252	—	—	—	—	—
Transfers from Stage 2 to Stage 1	95	—	(95)	—	—	—	—	—
Transfers to Stage 3	(76)	—	(9)	—	85	—	—	—
Transfers from Stage 3	1	—	7	—	(8)	—	—	—
Business activity in the period	286	1	—	—	—	—	286	1
Refinements to models used for calculation	—	(2)	—	—	—	1	—	(1)
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	41	—	1	1	3	4	45	5
Final repayments	(403)	—	(13)	—	(26)	(1)	(442)	(1)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	—	—	—	—
As at 30.06.26	4,366	8	279	1	229	28	4,874	37

Retail credit cards
As at 01.01.26	18,801	395	2,536	796	1,776	1,395	23,113	2,586
Transfers from Stage 1 to Stage 2	(1,284)	(45)	1,284	45	—	—	—	—
Transfers from Stage 2 to Stage 1	881	231	(881)	(231)	—	—	—	—
Transfers to Stage 3	(247)	(12)	(531)	(267)	778	279	—	—
Transfers from Stage 3	7	6	4	2	(11)	(8)	—	—
Business activity in the period[1]	859	41	47	14	2	1	908	56
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	76	(200)	334	431	(42)	439	368	670
Final repayments	(52)	(4)	(13)	(5)	(53)	(44)	(118)	(53)
Disposals[2]	—	—	—	—	(158)	(134)	(158)	(134)
Write-offs	—	—	—	—	(478)	(478)	(478)	(478)
As at 30.06.26	19,041	412	2,780	785	1,814	1,450	23,635	2,647
1Business activity in the period reported within Retail credit cards includes £101m related to the acquisition of Best Egg within USCB.
2The £158m of gross disposals reported within Retail credit cards relate to debt sales undertaken during the period.

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Retail other
As at 01.01.26	3,788	7	265	5	107	20	4,160	32
Transfers from Stage 1 to Stage 2	(273)	—	273	—	—	—	—	—
Transfers from Stage 2 to Stage 1	63	—	(63)	—	—	—	—	—
Transfers to Stage 3	(66)	—	(40)	—	106	—	—	—
Transfers from Stage 3	—	—	6	—	(6)	—	—	—
Business activity in the period[1]	864	2	20	—	1	—	885	2
Refinements to models used for calculation	—	(2)	—	—	—	—	—	(2)
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	595	4	307	1	41	3	943	8
Final repayments	(1,059)	(3)	(258)	—	(77)	—	(1,394)	(3)
Disposals	—	—	—	—	—	—	—	—
Write-offs	—	—	—	—	(5)	(5)	(5)	(5)
As at 30.06.26	3,912	8	510	6	167	18	4,589	32

Corporate loans
As at 01.01.26	111,629	141	8,156	235	2,360	590	122,145	966
Transfers from Stage 1 to Stage 2	(1,827)	(8)	1,827	8	—	—	—	—
Transfers from Stage 2 to Stage 1	1,647	21	(1,647)	(21)	—	—	—	—
Transfers to Stage 3	(617)	—	(186)	(17)	803	17	—	—
Transfers from Stage 3	84	1	23	4	(107)	(5)	—	—
Business activity in the period	20,368	19	158	10	9	8	20,535	37
Refinements to models used for calculation	—	(2)	—	1	—	1	—	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	2,132	(13)	486	43	(184)	406	2,434	436
Final repayments	(16,779)	(14)	(829)	(24)	(46)	(3)	(17,654)	(41)
Disposals[2]	(15)	(1)	—	—	—	—	(15)	(1)
Write-offs	—	—	—	—	(309)	(309)	(309)	(309)
As at 30.06.26	116,622	144	7,988	239	2,526	705	127,136	1,088
1Business activity in the period reported within Retail other includes £122m related to the acquisition of Best Egg within USCB.
2The £15m of gross disposals reported within Corporate loans relate to debt sales undertaken during the period.

Reconciliation of ECL movement to impairment charges for the period
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
Retail mortgages	(1)	1	4	4
Retail credit cards	17	(11)	667	673
Retail other	1	1	3	5
Corporate loans	4	4	424	432
ECL movement excluding disposals and write-offs[1]	21	(5)	1,098	1,114
ECL movement on loan commitments and other financial guarantees	10	(3)	5	12
ECL movement on other financial assets	(1)	2	1	2
ECL movement on debt securities at amortised cost	(3)	—	—	(3)
Recoveries and reimbursements[2]	(12)	(8)	(62)	(82)
ECL charge on assets held for sale[3]				50
Total exchange and other adjustments				(36)
Total income statement charges for the period				1,057
1In H126, gross write-offs amounted to £792m (H125: £577m) and cash recoveries on previously written off accounts were £44m (H125: £21m).
Net write-offs, representing gross write-offs less recoveries, amounted to £748m (H125: £556m).
2Recoveries and reimbursements comprised of £44m (H125: £21m) of cash recoveries on previously written off accounts and £38m (H125:
£52m) of reimbursements expected to be received under financial guarantee contracts with third parties.
3The ECL charges on assets held for sale relates to the AA portfolio within USCB, the sale of which was completed in April 2026.

Loan commitments and financial guarantees[1]

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Retail mortgages	£m	£m	£m	£m	£m	£m	£m	£m
As at 01.01.26	10	—	—	—	—	—	10	—
Net transfers between stages	—	—	—	—	—	—	—	—
Business activity in the year	1	—	—	—	—	—	1	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	4	—	—	—	—	—	4	—
Limit management and final repayments	(3)	—	—	—	—	—	(3)	—
As at 30.06.26	12	—	—	—	—	—	12	—

Retail credit cards
As at 01.01.26	112,879	26	906	11	—	—	113,785	37
Net transfers between stages	(1,033)	5	1,033	(5)	—	—	—	—
Business activity in the year	6,021	5	28	1	—	—	6,049	6
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	2,580	—	(868)	5	—	—	1,712	5
Limit management and final repayments	(4,635)	(3)	(51)	(2)	—	—	(4,686)	(5)
Disposals[2]	(23,511)	—	(146)	—	—	—	(23,657)	—
As at 30.06.26	92,301	33	902	10	—	—	93,203	43

Retail other
As at 01.01.26	3,317	1	116	—	12	—	3,445	1
Net transfers between stages	24	—	(33)	—	9	—	—	—
Business activity in the year	449	—	—	—	—	—	449	—
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	329	—	5	—	(3)	—	331	—
Limit management and final repayments	(591)	—	(4)	—	—	—	(595)	—
As at 30.06.26	3,528	1	84	—	18	—	3,630	1

Corporate loans
As at 01.01.26	228,619	104	13,296	223	669	33	242,584	360
Net transfers between stages	(582)	4	507	(4)	75		—	—
Business activity in the year	33,302	15	719	27	5	—	34,026	42
Net drawdowns, repayments, net re- measurement and movement due to exposure and risk parameter changes	11,926	(3)	(130)	8	39	6	11,835	11
Limit management and final repayments	(32,458)	(13)	(1,512)	(33)	(89)	(1)	(34,059)	(47)
Disposals[2]	(86)	—	(65)	—	—	—	(151)	—
As at 30.06.26	240,721	107	12,815	221	699	38	254,235	366

1Loan commitments reported also include exposure relating to financial assets classified as held for sale.
2The gross disposals within Retail credit cards and Corporate loans reflect the sale of the AA portfolio within USCB, which was completed in April
2026.

Disclosure of management adjustment to models for impairment	Management adjustments to models for impairment allowance presented by product

	Impairment allowance pre management adjustments[1]	Economic uncertainty adjustments	Other adjustments	Management adjustments[2]	Total impairment allowance[3]	Proportion of Management adjustments to total impairment allowance
		(a)	(b)	(a+b)
As at 30.06.26	£m	£m	£m	£m	£m	%
Retail mortgages	37	—	—	—	37	—
Retail credit cards	2,635	—	55	55	2,690	2.0
Retail other	32	—	1	1	33	3.0
Corporate loans	1,376	64	14	78	1,454	5.4
Total	4,080	64	70	134	4,214	3.2
Debt securities at amortised cost	14	2	—	2	16	12.5
Total including debt securities at amortised cost	4,094	66	70	136	4,230	3.2

As at 31.12.25	£m	£m	£m	£m	£m	%
Retail mortgages	25	—	8	8	33	24.2
Retail credit cards	2,505	31	87	118	2,623	4.5
Retail other	34	—	(1)	(1)	33	(3.0)
Corporate loans	1,253	49	24	73	1,326	5.5
Total	3,817	80	118	198	4,015	4.9
Debt securities at amortised cost	18	1	—	1	19	5.3
Total including debt securities at amortised cost	3,835	81	118	199	4,034	4.9
1Includes £3.4bn (December 2025: £3.4bn) of modelled ECL, £0.7bn (December 2025: £0.5bn) of individually assessed impairments, £nil
(December 2025: £(0.2)bn) of ECL from the AA portfolio within USCB, the sale of which was completed in April 2026 and £nil (December 2025:
£0.1bn) of ECL from benchmarked exposures and debt securities.
2Management adjustments related to other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances £1m (December 2025: £1m) and reverse repurchase agreements and other similar secured lending £1m (December 2025:
£1m) within the IB portfolio.
3Total impairment allowance consists of ECL stock on drawn and undrawn exposures.
Economic uncertainty adjustments presented by stage

	Stage 1	Stage 2	Stage 3	Total
As at 30.06.26	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	—	—	—
Retail other	—	—	—	—
Corporate loans	19	45	—	64
Total	19	45	—	64
Debt securities at amortised cost	1	1	—	2
Total including debt securities at amortised cost	20	46	—	66

As at 31.12.25	£m	£m	£m	£m
Retail mortgages	—	—	—	—
Retail credit cards	—	31	—	31
Retail other	—	—	—	—
Corporate loans	16	33	—	49
Total	16	64	—	80
Debt securities at amortised cost	1	—	—	1
Total including debt securities at amortised cost	17	64	—	81
Economic uncertainty adjustments
Economic uncertainty adjustments result from the identification of customers and clients who may be more vulnerable to economic instability and are applied at a portfolio level.
Economic uncertainty adjustments have decreased from last year, informed by the retirement of tariff-related adjustments of £81m driven by the lack of tariff-driven credit deterioration and losses. However, geopolitical uncertainty persists and is reflected through an adjustment of £66m to capture increased downside risk, as any potential impact on corporate earnings is expected to lag.
Other adjustments
Other adjustments are operational and remain in place until incorporated into the underlying models. These adjustments result from data limitations and model performance related issues identified through model monitoring and other established governance processes.
Total other adjustments as at 30 June 2026 are £70m (December 2025: £118m) and include:
•Retail mortgages £nil (December 2025: £8m): The movement reflects the retirement of operational adjustments following updates to the Private Banking impairment models
•Retail credit cards £55m (December 2025: £87m): This adjustment reflects provisioning for the Best Egg acquisition during the period and the annual update to the high-risk account management (HRAM) framework within the USCB portfolio. The previously held adjustment relating to the acquisition of the GM consumer cards portfolio was retired following model implementation
•Corporate loans £14m (December 2025: £24m): This adjustment reflects operational adjustments within the
Payments Issuing and the GM business cards portfolio

Management adjustments to models for impairment
	Impairment allowance pre management adjustments	Economic uncertainty adjustments[1] (a)	Other adjustments (b)	Management adjustments (a+b)	Total impairment allowance	Proportion of Management adjustments to total impairment allowance
As at 31.12.25	£m	£m	£m	£m	£m	%
Retail credit cards - US	232	5	—	5	237	2.1
Corporate loans - US	3	—	—	—	3	—
Total	235	5	—	5	240	2.1
1Reflects a Stage 2 adjustment for elevated US macroeconomic uncertainty; with impacts yet to materialise in consumer behaviour
Disclosure of macroeconomic variables

Macroeconomic variables used in the calculation of ECL
As at 30.06.26	2026	2027	2028	2029	2030
Baseline	%	%	%	%	%
UK GDP[1]	0.4	1.1	1.4	1.4	1.5
UK unemployment[2]	5.3	5.3	5.0	4.9	4.9
UK HPI[3]	1.3	1.6	3.9	3.0	3.9
UK bank rate[6]	4.1	4.4	4.3	4.3	4.3
US GDP[1]	1.7	2.0	2.1	2.1	2.1
US unemployment[4]	4.4	4.3	4.3	4.3	4.3
US HPI[5]	2.1	2.1	2.4	2.4	2.4
US federal funds rate[6]	3.7	3.8	3.8	3.8	3.8

Downside 2
UK GDP[1]	(0.5)	(4.1)	1.9	1.7	1.0
UK unemployment[2]	6.0	7.8	7.8	6.9	6.0
UK HPI[3]	(12.0)	(19.3)	6.7	9.3	4.6
UK bank rate[6]	4.2	5.1	4.6	4.5	4.5
US GDP[1]	0.5	(4.3)	—	2.1	1.6
US unemployment[4]	5.5	8.5	8.3	7.2	6.1
US HPI[5]	(3.1)	(6.3)	5.7	5.0	2.9
US federal funds rate[6]	3.8	4.9	4.3	4.3	4.3

Downside 1
UK GDP[1]	(0.1)	(1.6)	1.6	1.5	1.2
UK unemployment[2]	5.6	6.6	6.4	5.9	5.4
UK HPI[3]	(5.4)	(9.2)	5.3	6.1	4.3
UK bank rate[6]	4.1	4.7	4.5	4.5	4.5
US GDP[1]	1.1	(1.2)	1.1	2.1	1.9
US unemployment[4]	5.0	6.4	6.3	5.8	5.2
US HPI[5]	(0.5)	(2.1)	4.0	3.7	2.7
US federal funds rate[6]	3.8	4.2	4.1	4.0	4.0

Upside 2
UK GDP[1]	0.9	3.8	3.2	2.6	2.3
UK unemployment[2]	5.1	4.6	4.1	4.0	4.0
UK HPI[3]	4.1	14.2	6.8	2.7	3.8
UK bank rate[6]	4.0	3.8	3.0	3.1	3.3
US GDP[1]	1.8	3.2	2.9	2.8	2.8
US unemployment[4]	4.2	3.7	3.6	3.6	3.6
US HPI[5]	4.9	4.3	5.3	4.9	4.9
US federal funds rate[6]	3.5	3.0	3.0	3.0	2.8

Upside 1
UK GDP[1]	0.6	2.4	2.3	2.0	1.9
UK unemployment[2]	5.2	4.9	4.6	4.5	4.5
UK HPI[3]	2.7	7.8	5.4	2.9	3.9
UK bank rate[6]	4.0	4.1	3.5	3.6	3.8
US GDP[1]	1.8	2.6	2.5	2.5	2.5
US unemployment[4]	4.3	4.0	4.0	4.0	4.0
US HPI[5]	3.5	3.2	3.8	3.6	3.6
US federal funds rate[6]	3.5	3.3	3.3	3.3	3.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year-end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index, relative to prior year-end.
4Average US civilian unemployment rate 16-year+.
5Change in year-end US HPI = FHFA House Price Index, relative to prior year-end.
6Average rate.

As at 31.12.25	2025	2026	2027	2028	2029
Baseline	%	%	%	%	%
UK GDP[1]	1.5	1.1	1.4	1.4	1.4
UK unemployment[2]	4.7	4.9	4.8	4.8	4.7
UK HPI[3]	1.5	2.9	2.5	4.3	3.8
UK bank rate[6]	4.2	3.4	3.4	3.5	3.6
US GDP[1]	2.1	2.0	2.0	2.0	2.0
US unemployment[4]	4.2	4.5	4.4	4.4	4.4
US HPI[5]	3.2	1.7	1.9	2.6	2.6
US federal funds rate[6]	4.2	3.4	3.3	3.3	3.5

Downside 2
UK GDP[1]	1.5	(2.5)	(1.2)	2.8	1.1
UK unemployment[2]	4.7	5.8	7.7	6.9	5.7
UK HPI[3]	1.5	(24.9)	(5.1)	9.6	14.2
UK bank rate[6]	4.2	2.3	0.5	0.4	1.1
US GDP[1]	2.1	(2.7)	(2.8)	1.6	2.4
US unemployment[4]	4.2	5.7	8.0	7.9	5.9
US HPI[5]	3.2	(8.2)	(1.7)	7.2	7.7
US federal funds rate[6]	4.2	3.6	2.4	1.4	1.2

Downside 1
UK GDP[1]	1.5	(0.7)	0.1	2.1	1.3
UK unemployment[2]	4.7	5.3	6.3	5.8	5.2
UK HPI[3]	1.5	(11.8)	(1.3)	6.9	8.9
UK bank rate[6]	4.2	2.9	2.0	1.9	2.4
US GDP[1]	2.1	(0.3)	(0.4)	1.8	2.2
US unemployment[4]	4.2	5.1	6.2	6.1	5.1
US HPI[5]	3.2	(3.3)	0.1	4.9	5.1
US federal funds rate[6]	4.2	3.6	2.8	2.4	2.4

Upside 2
UK GDP[1]	1.5	2.7	3.7	2.9	2.4
UK unemployment[2]	4.7	4.3	4.0	3.9	3.8
UK HPI[3]	1.5	11.9	8.4	5.1	4.1
UK bank rate[6]	4.2	3.1	2.3	2.3	2.6
US GDP[1]	2.1	2.8	3.1	2.8	2.8
US unemployment[4]	4.2	3.9	3.7	3.7	3.7
US HPI[5]	3.2	6.2	4.7	4.8	4.9
US federal funds rate[6]	4.2	3.0	2.5	2.5	2.5

Upside 1
UK GDP[1]	1.5	1.9	2.6	2.2	1.9
UK unemployment[2]	4.7	4.6	4.4	4.4	4.3
UK HPI[3]	1.5	7.4	5.4	4.7	3.9
UK bank rate[6]	4.2	3.2	2.8	2.8	3.1
US GDP[1]	2.1	2.4	2.6	2.4	2.4
US unemployment[4]	4.2	4.2	4.1	4.1	4.1
US HPI[5]	3.2	4.0	3.3	3.7	3.7
US federal funds rate[6]	4.2	3.3	2.8	2.8	3.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year-end UK HPI = Halifax HPI Meth2 All Houses, All Buyers index, relative to prior year-end.
4Average US civilian unemployment rate 16-year+.
5Change in year-end US HPI = FHFA House Price Index, relative to prior year-end.
6Average rate.

Scenario weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.26
Scenario weighting	13.7	27.3	39.5	12.5	7.0
As at 31.12.25
Scenario weighting	14.4	27.4	38.5	12.7	7.0
Specific bases show the most extreme position of each variable in the context of the downside/upside scenarios. For example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represent the lowest and highest cumulative positions relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.26%		%	%	%	%
UK GDP[2]	14.4	10.2	1.1	(1.9)	(5.1)
UK unemployment[3]	4.0	4.5	5.1	6.7	8.1
UK HPI[4]	35.4	24.6	2.8	(14.1)	(29.3)
UK bank rate[3]	3.0	3.5	4.3	4.8	5.3
US GDP[2]	14.5	12.5	2.0	(1.1)	(5.2)
US unemployment[3]	3.6	4.0	4.3	6.6	8.8
US HPI[4]	26.7	19.1	2.3	(3.0)	(9.2)
US federal funds rate[3]	2.8	3.3	3.7	4.3	5.3

As at 31.12.25
UK GDP[2]	14.5	10.8	1.4	(0.3)	(3.5)
UK unemployment[3]	3.8	4.3	4.8	6.5	8.1
UK HPI[4]	34.6	24.9	3.0	(12.6)	(28.0)
UK bank rate[3]	2.3	2.8	3.6	4.6	4.6
US GDP[2]	14.6	12.4	2.0	(0.2)	(4.6)
US unemployment[3]	3.7	4.1	4.4	6.6	8.8
US HPI[4]	26.2	19.3	2.4	(1.5)	(8.1)
US federal funds rate[3]	2.5	2.8	3.5	4.3	4.3
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax HPI Meth2 All Houses,
All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA
House Price Index. 20 quarter period starts from Q126 (2025: Q125).
2Maximum growth relative to Q425 (2025: Q424), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual
Growth Rate (CAGR) in Baseline; minimum growth relative to Q425 (2025: Q424), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q425 (2025: Q424), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline;
minimum growth relative to Q425 (2025: Q424), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.26%		%	%	%	%
UK GDP[2]	2.6	1.8	1.1	0.5	—
UK unemployment[3]	4.3	4.7	5.1	6.0	6.9
UK HPI[4]	6.3	4.5	2.8	—	(2.8)
UK bank rate[3]	3.4	3.8	4.3	4.5	4.6
US GDP[2]	2.7	2.4	2.0	1.0	—
US unemployment[3]	3.7	4.0	4.3	5.7	7.1
US HPI[4]	4.9	3.6	2.3	1.5	0.7
US federal funds rate[3]	3.0	3.3	3.7	4.0	4.3

As at 31.12.25
UK GDP[2]	2.7	2.0	1.4	0.9	0.3
UK unemployment[3]	4.1	4.5	4.8	5.5	6.2
UK HPI[4]	6.1	4.5	3.0	0.6	(2.0)
UK bank rate[3]	2.9	3.2	3.6	2.7	1.7
US GDP[2]	2.7	2.4	2.0	1.1	0.1
US unemployment[3]	3.9	4.1	4.4	5.4	6.3
US HPI[4]	4.8	3.6	2.4	1.9	1.5
US federal funds rate[3]	2.9	3.2	3.5	3.1	2.5
1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax HPI Meth2 All Houses,
All Buyers index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA
House Price Index. 20 quarter period starts from Q126 (2025: Q125).
25-year yearly average CAGR, starting 2025 (2025: 2024).
35-year average. Period based on 20 quarters from Q126 (2025: Q125).
45-year quarter end CAGR, starting Q425 (2025: Q424).

Disclosure of non-current assets or disposal groups classified as held for sale

Loans and advances by product
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31.12.25	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,468	65	1.2	466	124	26.6	54	44	81.5	5,988	233	3.9
Corporate loans - US	43	1	2.3	6	2	33.3	—	—	—	49	3	6.1
Total	5,511	66	1.2	472	126	26.7	54	44	81.5	6,037	236	3.9

	As at 30.06.26	As at 31.12.25
Assets included in disposal groups classified as held for sale	£m	£m
Loans and advances to customers	—	5,801
Intangible assets	—	11
Other assets	—	120
Total assets classified as held for sale	—	5,932

Net assets classified as held for sale	—	5,932

Disclosure of management Value at Risk

Management VaR (95%) by risk factor

	Half year ended 30.06.26			Half year ended 31.12.25			Half year ended 30.06.25
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	17	20	14	14	21	11	16	20	13
Interest rate risk	13	22	6	15	24	6	15	25	5
Equity risk	7	11	4	6	10	4	8	14	5
Basis risk	6	8	3	6	9	4	5	7	4
Spread risk	4	6	3	4	6	3	5	7	4
Foreign exchange risk	6	12	4	4	7	2	4	7	2
Commodity risk	1	2	—	—	1	—	—	1	—
Inflation risk	4	6	3	5	6	4	5	8	3
Diversification effect[1]	(38)	n/a	n/a	(37)	n/a	n/a	(39)	n/a	n/a
Total management VaR	20	28	13	17	25	9	19	31	10
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low total management VaR. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.
Average Management VaR remained relatively stable at £20m (H225: £17m) driven by a small increase in credit risk, partially offset by a slight decrease in interest rate risk.